Note 19 - Subsequent Events	12 Months Ended
Nov. 30, 2012
Subsequent Events [Text Block]
19.	Subsequent events

The Company completed a private placement financing of an unsecured convertible debenture (the “Debenture”) in the principal amount of $1.5 million, which will mature January 1, 2015.  The Debenture will bear interest at a rate of 12% per annum, payable monthly, is pre-payable at any time at the option of the Company, and is convertible at any time into 500,000 common shares at a conversion price of $3.00 per common share at the option of the holder.